Atlas A&D Opportunity Fund III LLC ABS-15G

Exhibit 99.5

Data Compare Summary
2025_ADMT-NQM3_Final
Run Date - 7/23/2025 13:00:00 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	25	1089	2.30%	All Income was verified for each borrower
ApplicationDate	102	1089	9.37%	All variances were verified by Mission using either the 1003 date or the credit report date
B1Citizen	3	1089	0.28%	All variances were verified by Citizenship documents
B1FirstName	10	1089	0.92%	All variances were spelling differences in the tape vs on the note.
B1LastName	7	1089	0.64%	All variances were spelling differences in the tape vs on the note.
B2FirstName	0	153	0.00%	All variances were spelling differences in the tape vs on the note.
B2LastName	2	153	1.31%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	495	955	51.83%	In all cases Mission verified closing dates from the relevant closing documents.
DSCR	47	1089	4.32%	In all cases Mission recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	21	1089	1.93%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	28	1089	2.57%	In all cases Mission verified the monthly PI Payment from the promissory note.
InterestRate	0	1089	0.00%	The interest rate was verified by Mission in the Promissory Note
InvestorLoanID	0	1	0.00%	In each case, Mission verified the Lender Name from the promissory note..
LoanAmount	0	1089	0.00%
LoanID	0	939	0.00%
LoanProgram	5	1089	0.46%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LoanPurpose	0	1089	0.00%
MINNo	34	1086	3.13%	In all cases Mission verified the MIN number present on the Deed of Trust.
NoteDate	5	1061	0.47%	All variances were due to how Mission identifies correspondent channel identifiers.
NumberofUnits	7	1089	0.64%	All variances were spelling differences in the tape vs on the note.
Occupancy	0	1089	0.00%	In all cases Mission verified property units from the appraisal and other property related documents.
PrimaryAppraisedPropertyValue	13	1089	1.19%
PropertyAddress	0	1088	0.00%	In each case Mission verified the appraisal value from the appraisal documents.
PropertyCity	2	1088	0.18%
PropertyCounty	15	1088	1.38%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyState	0	1088	0.00%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyType	93	1085	8.57%
PropertyZipCode	0	1088	0.00%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
QualifyingCLTV	59	1089	5.42%
RefinanceType	22	467	4.71%	In all cases Mission verified CLTV amounts from the relevant closing documents.
SalesPrice	1	636	0.16%	All variances were enumerations differences in the tape vs ASF.
TotalDebtIncomeRatio	1	1089	0.09%
UnderwritingGuidelineLenderName	0	1089	0.00%	In all cases Mission verified borrower income and all debts from the credit reports and recalculated DTI.
UnderwritingGuidelineName	1	1089	0.09%
UnderwritingGuidelineVersionDate	164	1089	15.06%
VerifiedDocType	285	1082	26.34%	Mission verified sales price from the contract value.